18. OTHER RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accrued Compensation	$ 2,375,000		$ 2,375,000		$ 2,250,000
Compensation			849,446		735,211
Interest expense	$ (424,187)	$ (613,651)	$ (1,273,166)	$ (3,768,727)	$ (4,241,841)	$ (3,559,532)	[1]
Preferred Stock Shares Issued	50,000		50,000		50,000
Preferred Stock Par Value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock Warrants issued			1,332,885		0
Series C Preferred Stock
Preferred Stock Shares Issued	50,000	50,000	50,000	50,000	1,000,000	1,000,000
Preferred Stock Par Value		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Series B Preferred Stock
Preferred Stock Shares Issued		2,300,000		2,300,000	0	3,300,000
Preferred Stock Par Value		$ 0.10		$ 0.10	$ 0.10	$ 0.10

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.